Causeway International Small Cap fund

Institutional Class (CIISX)

Investor Class (CVISX)

SUPPLEMENT DATED MAY 31, 2019

TO THE SUMMARY PROSPECTUS

DATED JANUARY 25, 2019

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS, AND SHOULD

BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUS.

Effective October 1, 2019, redemption fees will no longer be charged on redemptions. Accordingly, as of October 1, 2019, all references in the Summary Prospectus to a redemption fee are removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CCM-SK-052-0100